Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment from continuing operations were as follows at March 31, 2021 and December 31, 2020:

	March 31,	December 31,
	2021	2020
Leasehold improvements	4,262	4,262
Furniture & fixtures	18,830	18,830
	23,092	23,092
Less accumulated depreciation and amortization	5,309	4,238
Net property and equipment	$17,783	$18,854

Property and equipment from discontinued operations were as follows at March 31, 2021 and December 31, 2020:

	March 31,	December 31,
	2021	2020
Leasehold improvements	$-	$-
Furniture & fixtures	11,072	11,072
Equipment	78,017	83,917
	89,089	94,989
Less accumulated depreciation and amortization	10,478	6,184
Net property and equipment	$78,611	$88,805

As a result of discontinued operations, the leasing equipment of $67,336 was returned in the first quarter of 2021, loss of $5,902 on disposition and no liabilities were due currently.

Depreciation and amortization expense from continuing operations for the three months ended March 31, 2021 and 2020 was $1,071 and $932, respectively. Depreciation and amortization expense from discontinued operations for the three months ended March 31, 2021 and 2021 was $4,294 and $9,406, respectively.

Note 2 – Property and Equipment

Property and equipment from continuing operations were as follows at December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Leasehold improvements	4,262	-
Furniture & fixtures	18,830	-
	23,092	-
Less accumulated depreciation and amortization	4,238	-
Net property and equipment	$18,854	$-

Property and equipment from discontinued operations were as follows at December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Leasehold improvements	$-	$102,264
Furniture & fixtures	11,072	23,115
Equipment	83,917	49,180
	94,989	174,559
Less accumulated depreciation and amortization	6,184	19,744
Net property and equipment	$88,805	$154,815

As a result of discontinued operations, the leasing equipment of $67,336 was returned in the first quarter of 2021 and the related liabilities were released.

Depreciation and amortization expense from continuing operations for the years ended December 31, 2020 and 2019 was $4,238 and $0, respectively. Depreciation and amortization expense from discontinued operations for the years ended December 31, 2020 and 2019 was $55,280 and $19,744, respectively.